Property and Equipment - Components of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 26, 2016	Mar. 28, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 80,517	$ 86,837
Accumulated depreciation	(51,098)	(58,293)
Property and equipment, Net	29,419	28,544
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	4,909	5,178
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	7,274	7,664
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	36,550	41,153
Accumulated depreciation	(8,400)
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	1,933	2,083
Molds [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	838	934
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	9,858	9,914
Software and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 19,155	$ 19,911